TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax Rate

	Year ended December 31,
	2022	2021	2020

Income (loss) before taxes as reported in the statements of operations	$1,625	$70	$2,036

Tax rate	23%	23%	23%

Theoretical tax	$374	$16	$468

Increase (decrease) in taxes:

Non-deductible items	177	77	136
Losses and other items for which a valuation allowance was provided	230	599	714
Repatriation of undistributed earnings	-	516	144
Realization of carryforward tax losses for which valuation allowance was provided	(175)	-	-
Changes in valuation allowance	(1,362)	(113)	(42)
Tax rate differences in subsidiaries and benefit from reduced tax rates	110	43	88
Provision for uncertain tax positions	(993)	126	312
Taxes in respect of prior years	(562)	1	18
Investment tax credit	(204)	(141)	(132)
Other	1	1,137	64

Taxes on income (tax benefit) in the statements of operations	$(2,404)	$2,261	$1,770

Schedule of Income Taxes
	Year ended December 31,
	2022	2021	2020

Current	$(899)	$1,846	$959
Deferred	(1,505)	415	811

	$(2,404)	$2,261	$1,770

Domestic	$(1,583)	$1,707	$499
Foreign	(821)	554	1,271

	$(2,404)	$2,261	$1,770

Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2022	2021
Deferred tax assets:

Operating losses carry forwards	$3,548	$3,471
Reserves, tax allowances, capital losses carry forwards, operating lease and others	4,029	3,952

Total deferred taxes before valuation allowance	7,577	7,423
Valuation allowance	(5,045)	(5,478)

Deferred tax assets, net:	2,532	1,945

Deferred tax liabilities:

Property and equipment, intangible assets, operating lease and others	(721)	(1,647)
Undistributed earnings of subsidiaries	(695)	(695)

Deferred tax liabilities:	(1,416)	(2,342)

Net deferred tax assets (liability)	$1,116	$(397)

Domestic	$(695)	$(695)

Foreign	$1,811	$298

Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes
	Year ended December 31,
	2022	2021	2020

Domestic	$(2,182)	$(2,608)	$(3,799)
Foreign	3,807	2,678	5,835

	$1,625	$70	$2,036

Schedule of Reconciliation of Unrecognized Tax Benefits
	December 31,
	2022	2021

Balance at the beginning of the year	$2,003	$2,388

Additions based on tax positions taken related to the current year	94	225
Reduction related to expirations of statute of limitations or settlements of tax matters	(1,087)	(622)
Foreign currency translation adjustments	43	12

Balance at the end of the year	$1,053	$2,003